Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedge [Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	S/ (66,354)	S/ (61,124)	S/ (69,282)
Ending balance	(87,168)	(66,354)	(61,124)
(Charge) credit for the year	(20,814)	(61,124)
Other comprehensive income of the year		(5,230)	8,158
Foreign currency translations adjustment [Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	7,461	7,461	7,461
Ending balance		7,461	7,461
(Charge) credit for the year	(7,461)	7,461
Other comprehensive income of the year
Increase in fair value of available-for sale assets [Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	(9,671)	(9,246)	(9,954)
Ending balance	(9,958)	(9,671)	(9,246)
(Charge) credit for the year	(287)	(9,246)
Other comprehensive income of the year		(425)	708
Exchange difference from net investment in a foreign operation[Member]
Other Comprehensive Income (Details) - Schedule of analysis of other comprehensive income [Line Items]
Beginning balance	(68,564)	(62,909)	(71,775)
Ending balance	(97,126)	(68,564)	(62,909)
(Charge) credit for the year	S/ (28,562)	(62,909)
Other comprehensive income of the year		S/ (5,655)	S/ 8,866